Subsequent Events (Details) - Subsequent Event [Member]	Aug. 08, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Aggregate of ordinary shares | shares	16,000,000
Price per share | $ / shares	$ 1.1
Gross proceeds | $	$ 17,600,000